UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/00

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon/Alan B. Slifka Management Company
Address: 477 Madison Avenu
         8th Floor
         New York, NY  10022

13F File Number:  28-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Chief Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     October 10, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     67

Form13F Information Table Value Total:     $963,243 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abraxas Pete Corp              COMMON           003830106     4459  1150629          SOLE                  1150629
Acuson Corp.                   COMMON           005113105     8473   372460          SOLE                   372460
Arch Communications Group      COMMON           039392105     5313  1062647          SOLE                  1062647
Alteon Web Systems             COMMON           02145A109    15698   144829          SOLE                   144829
Actuant                        COMMON           00508x104     1121   284577          SOLE                   284577
AXA Financial                  COMMON           002451102    12577   246916          SOLE                   246916
Best Foods                     COMMON           086584101    77557  1066081          SOLE                  1066081
Columbia Energy Group Com      COMMON           197648108    40332   568053          SOLE                   568053
Dexter Corp.                   COMMON           252165105    29623   406297          SOLE                   406297
Donaldson Lufklu & Jenrette    COMMON           257661108    86382   965842          SOLE                   965842
Deluxe Corp.                   COMMON           248019101    10708   527187          SOLE                   527187
Devon Energy                   COMMON           25179m103        9      156          SOLE                      156
Global Telesystems Grp         COMMON           37936U104     2936   643600          SOLE                   643600
HVID Marine Stock              COMMON           44851m109      296    38848          SOLE                    38848
Infinity Broadcasting Corp A   COMMON           456625102    20837   631414          SOLE                   631414
Lycos                          COMMON           550818108     9949   144675          SOLE                   144675
Mallinkrodt                    COMMON           561232109    33621   736902          SOLE                   736902
Nabisco Holdings               COMMON           629526104    12007   223381          SOLE                   223381
Nvest LP                       COMMON           670657107     6553   166435          SOLE                   166435
Nabisco Group                  COMMON           62952P102    34959  1226648          SOLE                  1226648
Nogatech Inc.                  COMMON           654919109      302    35576          SOLE                    35576
Nat'l. Computer Systems        COMMON           635519101     5215    71443          SOLE                    71443
Paine Webber Grp. Inc.         COMMON           695629105    65150   956326          SOLE                   956326
Rio Algom Ltd.                 COMMON           766889109    10993   578574          SOLE                   578574
SDL Inc.                       COMMON           784076101    40093   129620          SOLE                   129620
South Down Inc.                COMMON           841297104    22009   308896          SOLE                   308896
Seagate Technology             COMMON           811804103    79463  1151638          SOLE                  1151638
Shaw Industries                COMMON           820286102     8618   465841          SOLE                   465841
Salient 3 Commun.              COMMON           794721100      294   114924          SOLE                   114924
AT&T Corp                      COMMON           001957109     1808    61558          SOLE                    61558
Terra Networks                 COMMON           88100W103     4494   122299          SOLE                   122299
Time Warner Inc.               COMMON           887315109    21132   270062          SOLE                   270062
United Dominion Industries     COMMON           909914103    20352   859186          SOLE                   859186
Seagram Ltd.                   COMMON           811850106    20294   353323          SOLE                   353323
Verio Inc.                     COMMON           923433106    23625   393744          SOLE                   393744
Voicestream Wireless           COMMON           928615103   131231  1130692          SOLE                  1130692
WPP Group PLC ADR              COMMON           929309300    15595   262933          SOLE                   262933
MYND Corporation               COMMON           628551103     4921   364528          SOLE                   364528
Young & Rubicam Inc.           COMMON           987425105    57618  1164001          SOLE                  1164001
Nebco Evans Pfd                PREFERRED        U62922106        0    39425          SOLE                    39425
Best Foods OCT 65              OPTION           086584101     2307     3025     CALL SOLE                     3025
Donaldsn Lufklu Jenrette OC 80 OPTION           257661108     1559     1641     CALL SOLE                     1641
Fort James DEC 30              OPTION           347471104      137      455     CALL SOLE                      455
Georgia Pac JAN 35             OPTION           373298108       16      520     CALL SOLE                      520
Georgia Pac JAN 40             OPTION           373298108       28     1508     CALL SOLE                     1508
Nabisco Group DEC 25           OPTION           62952P102     2227     5398     CALL SOLE                     5398
SDL Dec 400                    OPTION           784076101      963      642     CALL SOLE                      642
Paine Webber Oct 70            OPTION           695629105       22      320     CALL SOLE                      320
South Down Mar 65              OPTION           841297104       13       18     CALL SOLE                       18
Seagate Technology Oct 60      OPTION           811804103      400      400     CALL SOLE                      400
Shaw Industries Nov 15         OPTION           820286102      248      662     CALL SOLE                      662
Terra Networks DEC 65          OPTION           88100W103        3      108     CALL SOLE                      108
Voicestream Wireless Oct 110   OPTION           928615103      363      368     CALL SOLE                      368
Voicestream Wireless Oct  115  OPTION           928615103      342      488     CALL SOLE                      488
Seagram Oct 60                 OPTION           811850106       12      120     CALL SOLE                      120
Seagram Nov 60                 OPTION           811850106       98      414     CALL SOLE                      414
Seagram NOV 70                 OPTION           811850106      208     5549     CALL SOLE                     5549
MYND Corp Nov 10               OPTION           628551103       48      121     CALL SOLE                      121
Invitrogen Oct 80              OPTION           46185R100     5130     4063     PUT  SOLE                     4063
S&P 500 Nov 1350               OPTION           78462f103      113       92     PUT  SOLE                       92
S&P 500 DEC 1400               OPTION           6A899K721      649      220     PUT  SOLE                      220
AT&T JAN01 40                  OPTION           001957109      687      611     PUT  SOLE                      611
Tyco Intl Oct 50               OPTION           902124106      589     4094     PUT  SOLE                     4094
Axas Contingent Rights         RIGHTS           003831112      459  1835357          SOLE                  1835357
Diva Systems Warrants          WARRANTS         255013153        0    21248          SOLE                    21248
DTI Hldgs. Inc. Warrants       WARRANTS         23333W117        0    26184          SOLE                    26184
Specialty Foods WRTS 12/15/09  WARRANTS         784127AA0        5   518100          SOLE                   518100
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